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Money Market Portfolio

Premium Reserve Money Market Shares Fund #97

Institutional Money Market Shares Fund #146

Semiannual Report

October 31, 2002

Dear Shareholder:

We appreciate your decision to invest in Cash Account Trust. To provide you with an update of holdings, on the following pages you'll find the Cash Account Trust's semiannual report for the period ended October 31, 2002. Also included are the financial highlights for the following Cash Account Trust-Money Market Portfolio share classes:

• Premium Reserve Money Market Shares

• Institutional Money Market Shares

For the period ended October 31, 2002, the Cash Account Trust - Money Market Portfolio registered favorable performance and achieved its stated objective of providing maximum current income while maintaining stability of capital.

Economic Review and Outlook

Over the six-month period ended October 31, 2002, the Federal Reserve's Open Market Committee ("the Fed") held interest rates steady. However, shortly after the period ended, the Fed reduced the federal funds rate by 50 basis points to 1.25 percent on November 6, 2002. We think this rate cut will serve to bolster consumer confidence, give the economy a chance to work off excess and begin to grow again. In the near term, we believe the Fed will continue to maintain rates at their current levels.

The US economy grew slightly, as a result of strong consumer demand for housing, housing-related items and automobiles (helped by zero-percent financing). By contrast, disappointing corporate earnings and continued questions concerning corporate accounting plagued the equity markets and led to sharply lower stock prices. The unemployment rate remained between 5.5 percent and 6.0 percent. The nation's modest level of GDP (gross domestic product) growth was widely described as a "jobless recovery" and kept consumer confidence at slightly depressed levels.

In this environment, fixed-income securities - including tax-exempt money market securities drew investors disenchanted with other areas of the financial markets. While yields of short-term taxable securities held steady, longer-term yields fell substantially, flattening the Treasury yield curve.

Portfolio Performance
As of October 31, 2002

7-Day Current Yield
Premium Reserve Money Market Shares	1.25%
Institutional Money Market Shares	1.64%*

Past performance is no guarantee of future results. Yields fluctuate with changing market conditions and are not guaranteed.
* Performance reflects a partial fee waiver which improved results during this period. Otherwise, the 7-day average yield of the Institutional Money Market Shares would have been 1.53% as of October 31, 2002.

Thank you again for your investment. We look forward to serving your investment needs in the months and years to come.

Steven Boyd Geoffrey Gibbs
Portfolio Manager Portfolio Manager

Notes

Current annualized yield is the 7-day annualized net investment income per share as of the indicated date.

Like all money market funds, an investment in the portfolios is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolios seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the portfolios.

The views expressed in this report reflect those of the portfolio managers only through the end of the period stated above. The managers' views are subject to change at any time, based on market and other conditions.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio of Investments as of October 31, 2002 (Unaudited)

Money Market Portfolio	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 15.7%
Alliance & Leicester PLC, 1.74% 1/31/2003	36,000,000	36,000,000
American Express Centurian Bank, 1.79%*, 11/6/2002	9,000,000	9,000,000
BNP Paribas, 2.69%, 4/15/2003	18,000,000	18,045,647
Canadian Imperial Bank of Commerce, 2.07%, 3/20/2003	10,500,000	10,503,913
Canadian Imperial Bank of Commerce, 2.08%, 12/20/2002	36,000,000	36,002,989
Canadian Imperial Bank of Commerce, 2.15%, 12/31/2002	16,500,000	16,500,789
Credit Agricole Indosuez SA, 2.0%, 12/20/2002	32,500,000	32,500,000
Credit Agricole Indosuez SA, 2.53%, 4/29/2003	18,000,000	18,011,705
Dresdner Bank AG, 2.58%, 5/8/2003	20,500,000	20,512,229
Federal Home Loan Bank, 1.68%*, 3/24/2003	36,000,000	35,992,975
ING Bank NV, 1.79%, 1/23/2003	40,000,000	40,000,000
Landesbank Baden Wurttemberg, 2.115%, 2/3/2003	18,000,000	18,004,602
Landesbank Baden Wurttemberg, 2.41%, 6/16/2003	27,000,000	27,023,319
Natexis Banque Populaires, 2.19%, 1/23/2003	18,000,000	18,000,000
National Australia Bank Ltd., 1.98%, 4/30/2003	41,500,000	41,500,000
Nordea Bank Finland PLC, 1.82%, 12/20/2002	18,000,000	18,000,121
Toronto Dominion Bank, 1.96%, 7/29/2003	21,500,000	21,492,458
Toronto Dominion Bank, 2.735%, 3/18/2003	36,000,000	36,045,367
UBS AG, 2.1%, 2/13/2003	16,500,000	16,500,000
U.S. Bank N.A., 1.83%*, 1/10/2003	25,000,000	25,000,000
Westdeutsche Landesbank Girozentrale, 2.585%, 5/28/2003	10,500,000	10,531,907
Total Certificates of Deposit and Bank Notes (Cost $505,168,021)		505,168,021

Commercial Paper 69.4%
ABN Amro Bank N.A., 1.87%**, 12/16/2002	36,000,000	35,915,850
American Honda Finance Corp., 1.77%*, 11/20/2002	23,500,000	23,499,878
American Honda Finance Corp., 1.793%*, 12/6/2002	9,000,000	9,000,000
American Honda Finance Corp., 1.807%*, 10/23/2003	35,000,000	35,000,000
Asset Portfolio Funding Corp., 1.76%**, 12/20/2002	34,989,000	34,905,182
Associates Corp. of North America, 1.864%*, 6/26/2003	10,500,000	10,500,000
Associates Corp. of North America, 1.896%*, 6/15/2003	9,000,000	9,000,000
Barclays U.S. Funding Corp., 1.81%**, 1/14/2003	18,000,000	17,933,030
Beta Finance, Inc., 1.74%**, 1/27/2003	8,500,000	8,464,258
Beta Finance, Inc., 1.74%**, 2/3/2003	11,000,000	10,950,023
Blue Ridge Asset Funding Corp., 1.76%**, 11/5/2002	18,000,000	17,996,480
Canadian Imperial Bank of Commerce, 1.77%**, 11/6/2002	9,000,000	8,997,788
CIT Group Holdings, Inc., 1.78%**, 11/4/2002	12,500,000	12,498,146
Corporate Asset Funding Co., Inc., 1.75%**, 11/5/2002	9,000,000	8,998,250
Credit Suisse First Boston, Inc., 1.79%**, 11/25/2002	50,000,000	49,940,334
Delaware Funding Corp., 1.765%**, 11/20/2002	29,535,000	29,507,487
Delaware Funding Corp., 1.78%**, 11/18/2002	51,159,000	51,115,998
DEPFA Bank Europe PLC, 1.7%**, 1/7/2003	10,500,000	10,466,779
DEPFA Bank Europe PLC, 1.97%**, 4/7/2003	9,000,000	8,922,677
Dexia Delaware LLC, 1.68%**, 1/9/2003	36,000,000	35,884,080
Dresdner US Finance, Inc., 1.7%**, 1/7/2003	45,500,000	45,356,043
Edison Asset Securitization LLC, 1.96%**, 12/4/2002	54,000,000	53,902,980
Enterprise Funding Corp., 1.78%**, 12/18/2002	43,500,000	43,398,911
Falcon Asset Securitization Corp., 1.77%**, 11/20/2002	40,713,000	40,674,967
Falcon Asset Securitization Corp., 1.79%**, 11/22/2002	30,000,000	29,968,675
Falcon Asset Securitization Corp., 1.79%**, 11/27/2002	44,603,000	44,545,339
Falcon Asset Securitization Corp., 1.83%**, 1/10/2003	14,803,000	14,750,326
General Electric Capital International Funding, Inc., 1.77%**, 1/30/2003	24,000,000	23,893,800
General Electric Capital International Funding, Inc., 1.78%**, 12/20/2002	18,000,000	17,956,390
General Electric Capital Corp., 1.8%*, 3/24/2003	42,075,000	42,075,000
General Electric Capital Corp., 6.267% 7/23/2003	18,000,000	18,536,374
Giro Funding U.S Corp., 1.76%**, 11/5/2002	54,000,000	53,989,440
Goldman Sachs Group, Inc., 1.91%*, 2/21/2003	70,000,000	70,000,000
Goldman Sachs Group, Inc., 2.063%*, 2/5/2003	10,500,000	10,500,737
Greyhawk Funding LLC, 1.72%**, 1/14/2003	41,500,000	41,353,275
Greyhawk Funding LLC, 1.77%**, 11/18/2002	45,500,000	45,461,970
HBOS Treasury Services PLC, 1.77%**, 1/15/2003	27,000,000	26,900,438
Household Finance Corp., 1.92%*, 12/20/2002	36,000,000	35,997,584
Jupiter Securitization Corp., 1.76%**, 11/7/2002	10,096,000	10,093,039
K2 (USA) LLC, 1.72%**, 1/7/2003	18,000,000	17,942,380
K2 (USA) LLC, 1.75%**, 1/27/2003	36,000,000	35,847,750
KBC Bank NV, 1.75%**, 1/28/2003	27,000,000	26,884,500
Kitty Hawk Funding Corp., 1.74%**, 11/27/2002	40,000,000	39,949,734
Merrill Lynch & Co., Inc., 1.7%**, 1/17/2003	9,400,000	9,365,821
Mont Blanc Capital Corp., 1.78%**, 1/21/2003	50,000,000	49,799,751
Moriarty LLC, 2.1%**, 11/22/2002	32,500,000	32,460,188
Nordea Bank Finland PLC, 1.748%*, 9/10/2003	18,000,000	17,995,354
Nordea North America, Inc., 1.735%**, 1/3/2003	36,000,000	35,890,695
Nordea North America, Inc., 2.18%**, 3/7/2003	14,500,000	14,389,365
Pennine Funding LLC, 1.75%**, 11/1/2002	18,000,000	18,000,000
Pennine Funding LLC, 1.76%**, 11/8/2002	15,600,000	15,594,661
Pennine Funding LLC, 1.76%**, 11/12/2002	45,500,000	45,475,531
Pennine Funding LLC, 1.78%**, 11/19/2002	10,500,000	10,490,655
Perry Global Funding LLC, 1.76%**, 11/7/2002	12,500,000	12,496,333
Perry Global Funding LLC, 1.78%**, 11/20/2002	18,682,000	18,664,449
Perry Global Funding LLC, 1.8%**, 1/28/2003	20,000,000	19,912,000
Perry Global Funding LLC, 1.84%**, 1/10/2003	15,392,000	15,336,931
Preferred Receivables Funding Corp., 1.76%**, 11/12/2002	25,000,000	24,986,556
Preferred Receivables Funding Corp., 1.77%**, 11/4/2002	21,500,000	21,496,829
Procter & Gamble Co., 1.63%**, 5/5/2003	9,000,000	8,924,612
Prudential PLC, 1.76%**, 11/8/2002	18,000,000	17,993,840
Prudential PLC, 1.78%**, 1/27/2003	50,000,000	49,784,917
Salomon Smith Barney, Inc., 1.72%*, 4/28/2003	27,000,000	27,000,000
Scaldis Capital LLC, 1.74%**, 2/27/2003	14,626,000	14,542,583
Scaldis Capital LLC, 1.77%**, 12/23/2002	8,114,000	8,093,255
Scaldis Capital LLC, 1.78%**, 12/17/2002	11,831,000	11,804,091
Scaldis Capital LLC, 1.78%**, 1/21/2003	10,633,000	10,590,415
Scaldis Capital LLC, 1.83%**, 1/3/2003	8,442,000	8,414,965
Scaldis Capital LLC, 1.83%**, 1/6/2003	6,738,000	6,715,394
Scaldis Capital LLC, 1.84%**, 1/8/2003	9,000,000	8,968,720
Sheffield Receivables Corp., 1.76%**, 11/12/2002	9,000,000	8,995,160
Sheffield Receivables Corp., 1.76%**, 11/13/2002	43,500,000	43,474,480
Sheffield Receivables Corp., 1.77%**, 12/18/2002	18,000,000	17,958,405
Sheffield Receivables Corp., 1.79%**, 1/23/2003	40,000,000	39,834,922
Shell Finance (U.K.) PLC, 1.77%**, 1/9/2003	18,000,000	17,938,935
Societe Generale, 1.745%**, 12/4/2002	36,000,000	35,942,415
Swedbank, 2.08%**, 11/8/2002	36,000,000	35,985,440
Swedbank, 2.24%**, 2/10/2003	18,000,000	17,886,880
Toronto Dominion Bank, 1.785%*, 4/23/2003	14,500,000	14,500,000
Toronto Dominion Bank, 1.793%*, 3/24/2003	14,000,000	14,000,000
Transamerica Finance Corp., 1.78%**, 11/14/2002	7,500,000	7,495,179
Tulip Funding Corp., 1.79%**, 1/23/2003	20,000,000	19,917,461
Verizon Global Funding Group, 1.886%*, 4/14/2003	31,000,000	30,998,340
Westdeutsche Landesbank Girozentrale, 2.18%**, 12/19/2002	18,000,000	17,947,680
Westdeutsche Landesbank Girozentrale, 2.27%**, 12/17/2002	36,000,000	35,895,580
Westpac Capital Corp., 1.69%**, 1/3/2003	36,000,000	35,893,530
Windmill Funding Corp., 1.76%**, 11/6/2002	21,500,000	21,494,745
Windmill Funding Corp., 1.77%**, 11/14/2002	27,000,000	26,982,742
Windmill Funding Corp., 1.78%**, 1/15/2003	27,000,000	26,899,875
Total Commercial Paper (Cost $2,224,705,572)		2,224,705,572

Miscellaneous Investments 1.6%
Province of Quebec, 1.96%**, 12/3/2002	43,500,000	43,424,213
Texas State General Obligation, 1.83%, 12/1/2033 (c) (d)	755,000	755,000
Texas State General Obligation, 1.85%, 12/1/2029 (c) (d)	6,500,000	6,500,000
Total Miscellaneous Investments (Cost $50,679,213)		50,679,213

Repurchase Agreements (b) 13.3%
J.P. Morgan Chase and Co., dated 10/31/2002, to be repurchased at $116,006,219, 1.93%, 11/1/2002	116,000,000	116,000,000
Salomon Brothers International Ltd., dated 10/31/2002, to be repurchased at $304,016,298, 1.93%, 11/1/2002	304,000,000	304,000,000
State Street Bank and Trust Co., dated 10/31/2002, to be repurchased at $5,004,261, 1.88%, 11/1/2002	5,004,000	5,004,000
Total Repurchase Agreements (Cost $425,004,000)		425,004,000
Total Investment Portfolio - 100.0% (Cost $3,205,556,806) (a)		3,205,556,806

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2002.
** Annualized yield at the time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $3,205,556,806.
(b) Repurchase agreements are fully collaterized by US Treasury or Government agency securities.
(c) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are shown at their current rate as of October 31, 2002.
(d) Security includes a letter of credit or line of credit from a major bank.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of October 31, 2002 (Unaudited)
Assets	Money Market Portfolio
Investments in securities, at amortized cost	$ 2,780,552,806
Repurchase agreements, at amortized cost	425,004,000
Cash	782
Receivable for Fund shares sold	4,283,303
Interest receivable	4,301,316
Total assets	3,214,142,207
Liabilities
Dividends payable	2,067
Payable for Fund shares redeemed	4,821,678
Accrued management fee	819,401
Other accrued expenses and payables	10,093,556
Total liabilities	15,736,702
Net assets, at value	$ 3,198,405,505
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(474,911)
Accumulated net realized gain (loss)	(876,982)
Paid-in capital	3,199,757,398
Net assets, at value	$ 3,198,405,505

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2002 (Unaudited) (continued)
Net Asset Value	Money Market Portfolio
Institutional Shares Net assets applicable to shares outstanding	$ 77,591,194
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	77,591,045
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Premier Money Market Shares Net assets applicable to shares outstanding	$ 2,970,596,137
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	2,971,071,552
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Premium Reserve Money Market Shares Net assets applicable to shares outstanding	$ 148,674,867
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	148,674,558
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Service Shares Net assets applicable to shares outstanding	$ 1,543,307
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	1,544,923
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended October 31, 2002 (Unaudited)
Investment Income	Money Market Portfolio
Income: Interest	$ 83,484,860
Expenses: Management fee	6,933,189
Services to shareholders	15,274,347
Custodian fees	233,932
Distribution service fees	24,605,715
Auditing	62,959
Legal	97,529
Trustees' fees and expenses	79,010
Reports to shareholders	302,305
Registration fees	106,937
Other	123,416
Total expenses, before expense reductions	47,819,339
Expense reductions	(48,972)
Total expenses, after expense reductions	47,770,367
Net investment income	35,714,493
Net realized gain (loss) on investment transactions	793
Net increase (decrease) in net assets resulting from operations	$ 35,715,286

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Money Market Portfolio
	Six Months Ended October 31, 2002 (Unaudited)	Year Ended April 30, 2002
Operations: Net investment income	$ 35,714,493	$ 209,004,943
Net realized gain (loss)	793	66,826
Net increase in net assets resulting from operations	35,715,286	209,071,769
Distributions to shareholders from net investment income: Institutional Shares	(610,236)	(9,045,007)
Premier Money Market Shares	(13,901,730)	(50,577,347)
Premium Reserve Money Market Shares	(930,147)	(3,417,140)
Service Shares	(20,180,026)	(147,038,335)
Fund share transactions at net asset value of $1.00 per share: Proceeds from shares sold	10,187,319,230	32,510,790,175
Reinvestment of distributions	41,435,533	234,240,096
Cost of shares redeemed	(16,568,302,773)	(33,464,231,062)
Net increase (decrease) in net assets from Fund share transactions	(6,339,548,010)	(719,200,791)
Increase (decrease) in net assets	(6,339,454,863)	(720,206,851)
Net assets at beginning of period	9,537,860,368	10,258,067,219
Net assets at end of period (Including accumulated distributions in excess of net investment income of $474,911 and $569,765, respectively)	$ 3,198,405,505	$ 9,537,860,368

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio - Institutional Shares

Years Ended April 30,	2002[a]	2002	2001	2000	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.008	.03	.06	.05	.01
Less distributions from net investment income	(.008)	(.03)	(.06)	(.05)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	.83**	2.85	6.32	5.50	1.29**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	78	100	287	183.10
Ratio of expenses before expense reductions (%)	.35*	.25	.27	.29	.28*
Ratio of expenses after expense reductions (%)	.25*	.23	.25	.25	.25*
Ratio of net investment income (%)	1.63*	2.83	6.25	5.58	4.75*

Money Market Portfolio - Premium Reserve Money Market Shares

Years Ended April 30,	2002[a]	2002	2001	2000	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.006	.03	.06	.05	.01
Less distributions from net investment income	(.006)	(.03)	(.06)	(.05)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.64**	2.56	5.87	5.05	1.18**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	149	133	105	17.3
Ratio of expenses (%)	.63*	.52	.67	.68	.67*
Ratio of net investment income (%)	1.25*	2.54	5.54	5.31	4.38*

a For the six months ended October 31, 2002 (Unaudited).
b For the period January 22, 1999 (commencement of operations) to April 30, 1999.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers four classes of shares: Institutional, Premier Money Market, Premium Reserve Money Market and Service. Government Securities Portfolio offers two classes of shares: Premier Money Market and Service. Tax-Exempt Portfolio offers four classes of shares: Institutional, Managed, Premier Money Market and Service. Certain detailed financial information for the Premier Money Market shares of each Portfolio, the Institutional shares of the Money Market Portfolio and Tax-Exempt Portfolio, the Premium Reserve Money Market shares of the Money Market Portfolio and the Managed shares of the Tax-Exempt Portfolio is provided separately and is available upon request.

Each Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that portfolio, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

At April 30, 2002, the Money Market Portfolio had a net tax basis capital loss carryforward of approximately $875,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2008 ($2,000), April 30, 2009 ($14,000) and April 30, 2010 ($859,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly. For the purposes of the daily dividend, net investment income includes all realized gains (losses) on portfolio securities.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolios.

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned among the Portfolios in the Trust.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of the Portfolios' average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended October 31, 2002, the Money Market Portfolio incurred management fees equivalent to the following annual effective rate of the Portfolio's average daily net assets:

Portfolio	Effective Rate (%)
Money Market Portfolio	.16

The Advisor and certain of its subsidiaries have voluntarily agreed to maintain the annualized expenses of the Money Market Portfolio Institutional shares at 0.25% for the six months ended October 31, 2002. Certain expenses such as taxes, brokerage and interest expense are excluded from the expense limitation.

Under this arrangement, the Advisor reimbursed the Money Market Portfolio-Institutional Shares $21,038 for the six months ended October 31, 2002.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. For the six months ended October 31, 2002, the amount charged by SISC was as follows:

Portfolio	Total Aggregated	Shareholder service fees waived by SISC	Unpaid at October 31, 2002
Money Market Portfolio:
Institutional Shares	$ 10,632	$ 10,632	$ -
Premier Money Market Shares	3,865,907	-	1,312,669
Premium Reserve Money Market Shares	72,666	-	37,199
Service Shares	10,933,857	-	3,573,804

Distribution Service Agreement. The Trust has a distribution service agreement with Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor. For its services as primary distributor, the Trust pays SDI an annual fee ("Distribution Fee") of 0.60% of average daily net assets for the Service shares of the Money Market Portfolio and 0.25% of average daily net assets for the Premier Money Market shares of the Money Market Portfolio.

For the six months ended October 31, 2002, the Distribution Fee was as follows:

Portfolio	Distribution Fee	Distribution fees waived by SDI	Unpaid at October 31, 2002
Money Market Portfolio:
Premier Money Market Shares	$ 3,532,019	-	$ 621,277
Service Shares	17,349,693	-	1,519,999

In addition, SDI provides information and administrative services to the Premier Money Market, Premium Reserve Money Market and Institutional shares of the Money Market Portfolio which pay SDI a fee ("Service Fee").

The Premier Money Market Shares pay SDI an annual fee of 0.25% of average daily net assets. The Premium Reserve Money Market Shares pay SDI an annual fee of 0.25% of average daily net assets. The Institutional Shares pay SDI an annual fee of 0.02% of average daily net assets. A portion of these fees may be paid pursuant to a Rule 12b-1 Plan.

For the six months ended October 31, 2002, the Service Fee was as follows:

Portfolio	Service Fee	Service fees waived by SDI	Unpaid at October 31, 2002
Money Market Portfolio:
Institutional Shares	$ 7,446	$ 4,744	$ -
Premier Money Market Shares	3,532,019	-	621,277
Premium Reserve Money Market Shares	184,538	-	31,864

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Trust has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Portfolio's expenses. During the six months ended October 31, 2002, the Money Market Portfolio's custody and transfer agent fees were reduced as follows:

Portfolio	Custodian Fee ($)	Transfer Agent Fees ($)
Money Market Portfolio	12,558	-

4. Line of Credit

The Trust and several other affiliated funds (the "Participants") share in a $1.3 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. During the period the Trust had no borrowings on the line of credit.

5. Redemption in Kind

The Money Market Portfolio satisfied a redemption request on October 15, 2002 and October 21, 2002 with a single broker dealer redeeming $2,872,672,684 and $2,829,067,473, respectively.

6. Share Transactions

The following table summarizes share and dollar activity in the Portfolios:

Money Market Portfolio	Six Months Ended October 31, 2002		Year Ended April 30, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Shares	127,534,445	$ 127,534,445	1,837,042,455	$ 1,837,040,546
Premier Money Market Shares	1,764,945,408	1,764,945,407	2,190,788,823	2,190,888,556
Premium Reserve Money Market Shares	107,671,827	107,671,828	274,127,759	274,131,313
Service Shares	8,187,167,551	8,187,167,550	28,208,394,516	28,208,729,760
		$ 10,187,319,230		$ 32,510,790,175
Shares issued to shareholders in reinvestment of distributions
Institutional Shares	738,865	$ 738,865	4,625,450	$ 4,625,450
Premier Money Market Shares	16,215,798	16,215,798	56,779,026	56,779,026
Premium Reserve Money Market Shares	1,081,617	1,081,617	3,650,435	3,650,435
Service Shares	23,399,253	23,399,253	169,185,174	169,185,185
		$ 41,435,533		$ 234,240,096
Shares redeemed
Institutional Shares	(150,443,385)	$ (150,443,385)	(2,028,958,510)	$ (2,028,958,510)
Premier Money Market Shares	(1,363,115,461)	(1,363,115,461)	(1,930,401,758)	(1,930,401,758)
Premium Reserve Money Market Shares	(92,879,903)	(92,879,903)	(250,033,526)	(250,033,526)
Service Shares	(14,961,864,024)	(14,961,864,024)	(29,254,836,976)	(29,254,837,268)
		$ (16,568,302,773)		$ (33,464,231,062)
Net increase (decrease)
Institutional Shares	(22,170,075)	$ (22,170,075)	(187,290,605)	$ (187,292,514)
Premier Money Market Shares	418,045,745	418,045,744	317,166,091	317,265,824
Premium Reserve Money Market Shares	15,873,541	15,873,542	27,744,668	27,748,222
Service Shares	(6,751,297,220)	(6,751,297,221)	(877,257,286)	(876,922,323)
		$ (6,339,548,010)		$ (719,200,791)

Privacy Statement

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

Principal Underwriter
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606

This report is not to be
distributed unless preceded
or accompanied by a
Money Market Portfolio
prospectus.

PRMM-3 (10/31/02)